STUART M. FRIED CPA



















                            	KALA INVESTMENT CORP.

                           	REPORT TO STOCKHOLDERS

                            	FINANCIAL STATEMENTS

                    YEARS ENDED OCTOBER 31, 2000 AND 1999





























                                                    STUART M. FRIED, CPA




                            	KALA INVESTMENT CORP.
                           	REPORT TO STOCKHOLDERS
                            	FINANCIAL STATEMENTS
                     YEARS ENDED OCTOBER 31, 2000 AND 1999




                                 	CONTENTS



                                                      										PAGE


INDEPENDENT AUDITOR'S REPORT						                               1

STATEMENTS OF ASSETS, LIABILITIES AND
 CAPITAL SECURITIES							                                       2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
  INCOME (LOSS)								                                          3

STATEMENTS OF CHANGES IN NET ASSETS					                         4

STATEMENTS OF CASH FLOWS						                                   5

NOTES TO FINANCIAL STATEMENTS						                             6-13






















                              STUART M. FRIED
                        CERTIFIED PUBLIC ACCOUNTANT
                             11 TWIN BROOK ROAD
                         WEST CALDWELL, N.J. 07006
                                973-226-4006









	                        INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Kala Investment Corp.


We have audited the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of October 31, 2000 and 1999 ,and the related statements of operations, undistributed net income (loss), statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kala Investment Corp. as of October 31, 2000 and 1999, and the results of its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.



                                                     STUART M. FRIED, CPA
West Caldwell, New Jersey
December 18, 2000




                                              STUART M. FRIED, CPA



                            	KALA INVESTMENT CORP.
                      	STATEMENTS OF ASSETS, LIABILITIES
                           	AND CAPITAL SECURITIES



                                   	ASSETS

                                   								     YEAR ENDED OCTOBER 31,
                                     								    2000    	       1999
INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $6,563,513 and $7,287,925			                  $6,485,124      $7,196,192
Investment in HSBC NY tax free fund
(average interest rate 3.56%)       	             964,278         249,227
Cash and cash equivalents				                      18,795           8,246
Interest receivable					                          136,916         144,101
Prepaid expense	       					                        3,820           3,883

                                      									$7,608,933      $7,601,649

	LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
Dividends payable							                       $   82,075 	    $   94,145
Accrued expenses						                              7,959          4,762

	                                      								$   90,034      $   98,907

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
Class A common 200 shares
 authorized and issued -  no par
Class B common 40,000 shares
authorized, 26,622 issued - no par                 34,627	         34,627

Retained earnings							                        7,559,849       7,555,320

Undistributed net income				                        2,812           4,528

Unrealized appreciation (depreciation)
 of investments						                             (78,389)	       (91,733)

Total stockholders' equity
(equivalent to $280.32 per
share at 10/31/00 and $279.72
per share at 10/31/99)	 				                    7,518,899       7,502,742

                                       								$7,608,933     	$7,601,649

The accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                        	STATEMENTS OF OPERATIONS,
                      UNDISTRIBUTED NET INCOME (LOSS)

                                         									YEAR ENDED OCTOBER 31,
                                     								     2000             1999
INVESTMENT INCOME:

 INCOME:
Interest income							                            $ 314,504    $ 327,593
Dividend income-tax free                             17,686        9,907

 EXPENSES:
Custodial fees (note 4)	      				                    6,267        6,531
Audit fees							                                     3,300        4,000
Legal fees							                                    10,339        8,105
Taxes other than income taxes (net refund)	             100         (546)
Office expense						                                  6,500        6,153
Printing and stationery	       				                   1,002          687
Filing and director's fees	    				                     850          250
Insurance							                                      4,018        4,000

		                                            							32,376       29,180

INVESTMENT INCOME	  						                          299,814      308,320

Net realized gain (loss) from
investment transactions	       		                    	2,600        6,500

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	                           					302,414      314,820
Less: Federal income taxes (refund)	     	         		     0       (1,380)

NET INVESTMENT INCOME	  					                       302,414      316,200

Less: Dividends paid	  	                        				299,602      311,672

UNDISTRIBUTED NET INCOME (LOSS)		              		 $   2,812   $    4,528

UNREALIZED APRECIATION (DEPRECIATION)
 OF INVESTMENTS							                            $( 78,389)  $  (91,733)



The accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA




                            KALA INVESTMENT CORP.
                    STATEMENTS OF CHANGES IN NET ASSETS



                                        								 YEAR ENDED OCTOBER 31,
                                        						 	  2000           	1999

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net						                   $  299,814   $  309,700
Net realized gain (loss) on investments	         		  2,600        6,500
Change in unrealized appreciation	   		             13,345     (201,152)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	    					                         	315,759      115,048

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	     					                   299,602      311,672

TOTAL INCREASE (DECREASE)	   			                 	  16,157     (196,624)

NET ASSETS BEGINNING OF YEAR	 				               7,502,742	    7,699,366
NET ASSETS END OF YEAR (including
undistributed net income of $2,812 and
undistributed net loss of $4,528
respectively)	                                  $7,518,899    $7,502,742


DIVIDENDS PER SHARE					                        $    11.17    $    11.62











See accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA


                           	KALA INVESTMENT CORP.
                         	STATEMENTS OF CASH FLOWS


                                                 YEAR ENDED OCTOBER 31,
                                                  2000            1999
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	                                      $  302,414  $  316,200
Adjustments to reconcile net income
to net cash provided by operating activities:
Realized (gain) loss from investment
  transactions included in net income	     		        (2,600) 	   (6,500)
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value	   					                      711,068      95,151
(Increase) Decrease in HSBC NY tax free fund	   	  (715,051)     95,140
(Increase) Decrease in interest receivable	           7,185         417
(Increase) Decrease in prepaid expenses	                 63          (5)
Increase (Decrease) in accrued expenses	     	      	 3,196	     (5,326)

NET CASH PROVIDED BY OPERATING ACTIVITIES	  		      306,275     495,077

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized appreciation
 of investments	 					                             	 13,345    (201,152)
Realized gain (loss) from investment transactions	    2,600       6,500

NET CASH PROVIDED (USED) BY
 INVESTING ACTIVITIES	 		                       		 	 15,945    (194,652)

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	 					                             	(311,671)  	(331,251)

NET (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	   			                     		 10,549     (30,826)

CASH AND CASH EQUIVALENTS -
 BEGINNING OF YEAR	  				                         	   8,246	      39,072

CASH AND CASH EQUIVALENTS - END OF YEAR			        $  18,795    $   8,246

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Cash paid during the year for:
 Income taxes				                             			 $    10	   $       0



The accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                      NOTES TO FINANCIAL STATEMENTS
                             OCTOBER 31, 2000




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax exempt obligations, provided it designates such dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S. Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The Company has adopted a code of ethics (each, a "17j-1 Code") under Rule 17-j-1 under the Investment Company Act. The 17j-1 Code adopted by the Company governs the manner and extent to which certain persons associated with it may invest in securities for their own accounts.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
    Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                     STUART M. FRIED, CPA



                           	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                             OCTOBER 31, 2000



(c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e)	Interest receivable on investment in securities is computed daily.

(f) Amortization Method - The municipal bonds are amortized over the life of the bonds.
    As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier.

(g) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at October 31, 2000:

     Unrealized appreciation of bonds totaled         $  29,027
     Unrealized depreciation of bonds totaled           107,416

     Net unrealized depreciation of investments       $  78,389


2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $893,793 (which included purchases of HSBC NY tax exempt fund of $893,793) for the year ended
October 31, 2000 and $1,964,313 (which included purchases of HSBC NY tax exempt fund of $839,993) for the year ended October 31, 1999. Sales of securities amounted to $704,743 (which included sales of HSBC NY tax exempt fund of $124,743) for the year ended October 31, 2000 and $1,826,633 (which included sales of HSBC NY tax exempt fund of $935,133) for the year ended October 31, 1999.

                                                       STUART M. FRIED, CPA




                         	KALA INVESTMENT CORP.
                    	NOTES TO FINANCIAL STATEMENTS
                          OCTOBER	 31, 2000



3. DISTRIBUTIONS

The Company distributed income of $299,602 ($11.17 per share) as of October 31, 2000 and $331,672 ($11.62 per share) for the year ended October 31, 1999 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1997, the custodial agreement was transferred to HSBC. HSBC (the Custodian) will charge a custodial fee of:

            .25% on the first $500,000 face value of bonds per $1,000
            .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum annual charge is $1,000. Additional charges will include $20 for each security transaction.

During the year ended October 31, 2000, the Company was charged an aggregate of $6,267 and $6,531 for the year ended October 31, 1999.

5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $600 and $0 for the years ended October 31, 2000 and 1999.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                                    STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                       	NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 2000



                                  								      YEAR ENDED OCTOBER 31,
                                                 2000      	     1999

Investment income							                       $ 12.38       $  12.58
Operating expenses, net of tax refund	           	1.20           1.08

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	     							                         11.18     	    11.50

FEDERAL INCOME TAX (REFUND)	    		              	   0	           (.05)

INVESTMENT INCOME - NET	                    					11.18          11.55

Dividends to shareholders	                   				11.17          11.62

                                                   .01   	       (.07)

Realized and unrealized gain
(loss) on investments - net	                  			  .59          (7.28)

CHANGE IN NET VALUE	                         				  .60          (7.35)

NET ASSET VALUE:
  Beginning of year	                          					279.72         287.07

  End of year		                              					$280.32        $279.72

Ratio of operating expenses
 to average net assets	                         		  		.004%	         .004%


Ratio of investment income
net to average net asset	      			                    4.0	           4.39%

Portfolio turnover	                           					     0%	         11.51%

Number of shares outstanding at end of period	  	  26,822	         26,822

                                                     STUART M. FRIED, CPA



                          	KALA INVESTMENT CORP.
                     	NOTES TO FINANCIAL STATEMENTS
                            	 OCTOBER 31, 2000



7.  INVESTMENT IN SECURITIES

                                           PRINCIPAL	  AMORTIZED	   MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT       	COST    	 VALUE

ISSUE

Austin Tex Util Sys Rev MBIA
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb Pr Lien
Non Callable						                         $235,000	   $246,136    $246,292

Austin Tex Util Sys Rev Ser A
DTD 4/15/86 8.00%  Due 11/15/16
Comb Pr Lien
Prerefunded 8/15/01 @ 100.00	  			          100,000	    101,740     101,942

Bexar Cnty Tex CTFS Oblig Tax & Rev
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100.00	  				                620,000	    631,736     636,957

Dallas Tex Wtrwks & SWR Sys Rev
DTD 9/01/96 8.0% Due 10/01/01
RFD6 & Impt-Non Callable	       		          250,000     257,027     257,870

Dallas Tex Wtrwks & SWR Sys Rev
DTD 4/01/95 7.5% 4/01/03
RFDG & Impt-Callable 4/01/02 @ 101.50		     150,000	    158,555     158,086

Garland Tex MB1A
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable	  			          205,000	    214,390     216,318

Illinois Health Facs Auth Rev
DTD 1/01/90  9.50%  Due 11/15/19
Hinsdale Hosp-C-Book Entry Only
Prerefunded 11/15/00 @ 102.00	  			         495,000	    584,454     505,831

                                                       STUART M. FRIED, CPA


	                        KALA INVESTMENT CORP.
                   	NOTES TO FINANCIAL STATEMENTS
                          OCTOBER 31, 2000


                                  								 PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT  	   COST 	    VALUE

ISSUE

Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable	  			          295,000	    319,874     326,235

Municipal Assistance Corp. for City
New York NY RFDG-SerL-Book Entry
DTD 6/15/97 6.00% Due 7/01/04
Non Callable                   			          200,000   	 211,212    	210,298

Nassau Cnty NY Rfdg-Comb Swr Dists
Ser F-MBIA Book Entry Only
DTD 6/10/93 5.30% Due 7/1/06
Non Callable	                          					250,000   	 265,623     258,625

Nebo Utah Sch Dist FGIC
DTD 6/15/94  9.75%  Due 6/15/01
Book Entry Only-Non Callable	               210,000	    214,778     216,739

New York City Mun Wtr Fin
Auth Wtr & Swr Sys Rev Ser A
DTD 8/16/95   6.00%  Due 6/15/25
Callable 6/15/05 @101, 6/15/07 @100	        190,000	    207,445     203,475

New York NY City Mun Wtr Fin
Auth Wtr & Swr Sys Rev
DTD 11/17/93 Var rate
Due 6/15/09
Opt Put Subj no
Opt Rdmpt @100					                        	250,000     250,000	    250,000

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Escrowed to Maty O.I.D       15,000      15,037      15,140

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable O.I.D           85,000      85,228      85,716

                                                       STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                           OCTOBER 31, 2000


	                                    						PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	  				                AMOUNT      COST      VALUE

ISSUE

New York St Crossover RFDG
DTD 7/15/92 7.50% Due 11/15/01
Book Entry Only-Non Callable	               245,000     252,416     252,713

New York St Crossover RFDG
DTD 7/15/92 7.00% Due 11/15/02
Non-Callable Book Entry Only               	175,000     184,503     183,741

New York St TWY Auth
HWY & Brdg TR FD
Ser A MBIA Book Entry Only
DTD 7/01/95 6.25% Due 4/01/04               250,000     266,614     264,025

New York NY
Ser A Book Entry Only
DTD 08/15/91  7.750%  Due 8/15/05
Prerefunded 8/15/01 @ 101.5 			             100,000     108,174     104,156

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92  7.00%  Due 10/01/14
Prerefunded 10/01/02 @ 101.5             			245,000     259,335     260,467

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92 6.75% Due 10/01/15
Prerefunded 10/1/02 @ 101.5   		           	235,000	    247,048     248,677

New York St Loc Govt Assistance Corp.
DTD 02/01/91 7.00% Due 04/01/16
Ser A-MBIA-IBC O.I.D.
Prerefunded 4/1/01 @ 102.00 			             100,000	    101,418     103,106

New York NY Ser F Book Entry O.I.D.
DTD 05/15/91  8.25%  Due 11/15/16
Prerefunded 11/15/01  @ 101.5			            100,000	    104,338     105,475

New York St Loc Govt Assistance Corp
Ser D MBIA IBC MBIA IND OBD CTF OID
DTD 12/1/91 7.00% Due 4/1/18
Prerefunded 4/1/02 @ 102                    110,000     114,908     116,137

              	                                      STUART M. FRIED, CPA

                         	KALA INVESTMENT CORP.
                    	NOTES TO FINANCIAL STATEMENTS
                          OCTOBER 31, 2000


                                           PRINCIPAL	 AMORTIZED   MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT   	  COST      VALUE

ISSUE

New  York St Dorm Auth Revs St
Univ EDL FACS-A-MBIA-IBC MBIA-
INSD BD CTF-O-O.I.D.
DTD 12/01/91  6.750%  Due 05/15/21
Prerefunded 05/15/02 @ 102   		             190,000	    197,998     200,503

New York St Dorm Auth Revs
Upstate Cmmty Colleges-Ser A
DTD 10/01/95  6.20% Due 07/01/15
Prerefunded 7/1/05 @ 102     		            	250,000	    275,524     272,527

New York St. Pwr Auth
Revs Gen Purp ser w-RFDG-O.I.D.
DTD 12/01/96  6.70% Due 01/01/04            100,000	    107,975     106,752

New York St Dorm auth
Revs City Univ. Sys Cons-Ser I
DTD 10/15/97 5.5% Due 7/1/05
Non Callable             				               250,000	    264,933     260,080

San Antonio Tex RFDG & Gen Impt
DTD 08/01/93  8.0%  Due 8/1/02
Book Entry Only-Non Callable	              	300,000	    315,094     317,241

Total Investment - 86.3%                 $6,200,000  $6,563,513  $6,485,124

Other Assets Less Liabilities - 13.7%                             1,033,775

Net Assets - 100%                                                $7,518,899

Net Asset Value Per Share                                        $   280.32

Outstanding shares at October 31, 2000                               26,822